Prepaid and Other Current Assets (Details) - Schedule of Prepaid and Other Current Assets - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Schedule of Prepaid and Other Current Assets [Abstract]
Prepaid insurance	$ 478,116	$ 624,033
Other prepaid expense	327,538	55,356
Security deposit	135,061	122,570
VAT receivable	260,955	192,154
Total prepaid and other current assets	$ 1,201,670	$ 994,113